UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Soundpost Partners, LP

Address:         405 Park Avenue
                 6th Floor
                 New York, New York 10022

13F File Number: 028-12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Howard Bloom
Title: Chief Financial Officer
Phone: (212) 920-8388


Signature, Place and Date of Signing:

/s/ Howard Bloom              New York, New York            November 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  114

Form 13F Information Table Value Total:  $ 71,088
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number           Name

1.         028-14225                      Soundpost Capital, LP




                                                    FORM 13F INFORMATION TABLE
                                                      Soundpost Partners, LP
                                                        September 30, 2011


COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4    COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                          VALUE   SHRS OR SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000) PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE

APPLE INC                     COM               037833100   6,597    17,300      PUT   DEFINED      1            17,300
APPLE INC                     COM               037833100   1,030     2,700      PUT   SOLE         NONE          2,700
SCHULMAN A INC                COM               808194104     294    17,325  SH        DEFINED      1            17,325
SCHULMAN A INC                COM               808194104      45     2,675  SH        SOLE         NONE          2,675
AERCAP HOLDINGS NV            SHS               N00985106   1,113   112,183  SH        DEFINED      1           112,183
AERCAP HOLDINGS NV            SHS               N00985106     177    17,817  SH        SOLE         NONE         17,817
AEROPOSTALE                   COM               007865108     702    64,936  SH        DEFINED      1            64,936
AEROPOSTALE                   COM               007865108     109    10,064  SH        SOLE         NONE         10,064
AVATAR HLDGS INC              COM               053494100     116    14,131  SH        DEFINED      1            14,131
AVATAR HLDGS INC              COM               053494100      19     2,267  SH        SOLE         NONE          2,267
AVI BIOPHARMA INC             COM               002346104     130   116,444  SH        DEFINED      1           116,444
AVI BIOPHARMA INC             COM               002346104      21    18,556  SH        SOLE         NONE         18,556
AXCELIS TECHNOLOGIES INC      COM               054540109     103    86,153  SH        DEFINED      1            86,153
AXCELIS TECHNOLOGIES INC      COM               054540109      17    13,847  SH        SOLE         NONE         13,847
BENCHMARK ELECTRS INC         COM               08160H101     676    51,957  SH        DEFINED      1            51,957
BENCHMARK ELECTRS INC         COM               08160H101     105     8,043  SH        SOLE         NONE          8,043
BIGBAND NETWORKS INC          COM               089750509     166   129,958  SH        DEFINED      1           129,958
BIGBAND NETWORKS INC          COM               089750509      26    20,042  SH        SOLE         NONE         20,042
BLACKBOARD INC                COM               091935502     773    17,300      PUT   DEFINED      1            17,300
BLACKBOARD INC                COM               091935502     121     2,700      PUT   SOLE         NONE          2,700
BLACKBOARD INC                COM               091935502   1,282    28,700      PUT   DEFINED      1            28,700
BLACKBOARD INC                COM               091935502     205     4,600      PUT   SOLE         NONE          4,600
COMPLETE GENOMICS INC         COM               20454K104     379    64,597  SH        DEFINED      1            64,597
COMPLETE GENOMICS INC         COM               20454K104      61    10,403  SH        SOLE         NONE         10,403
CORNING INC                   COM               219350105     427    34,566  SH        DEFINED      1            34,566
CORNING INC                   COM               219350105      67     5,434  SH        SOLE         NONE          5,434
CUMMINS INC                   COM               231021106   2,466    30,200      PUT   DEFINED      1            30,200
CUMMINS INC                   COM               231021106     392     4,800      PUT   SOLE         NONE          4,800
DEX ONE CORP                  COM               25212W100      83   149,043  SH        DEFINED      1           149,043
DEX ONE CORP                  COM               25212W100      13    23,883  SH        SOLE         NONE         23,883
DOMTAR CORP                   COM NEW           257559203     443     6,493  SH        DEFINED      1             6,493
DOMTAR CORP                   COM NEW           257559203      69     1,007  SH        SOLE         NONE          1,007
EARTHLINK INC                 COM               270321102     422    64,590  SH        DEFINED      1            64,590
EARTHLINK INC                 COM               270321102      68    10,410  SH        SOLE         NONE         10,410
FIRST CTZNS BANCSHARES INC N  CL A              31946M103     497     3,462  SH        DEFINED      1             3,462
FIRST CTZNS BANCSHARES INC N  CL A              31946M103      77       538  SH        SOLE         NONE            538
GOLDMAN SACHS GROUP INC       COM               38141G104   1,228    12,988  SH        DEFINED      1            12,988
GOLDMAN SACHS GROUP INC       COM               38141G104     190     2,012  SH        SOLE         NONE          2,012
GREEN MTN COFFEE ROASTERS IN  COM               393122106   2,017    21,700      PUT   DEFINED      1            21,700
GREEN MTN COFFEE ROASTERS IN  COM               393122106     307     3,300      PUT   SOLE         NONE          3,300
GREEN MTN COFFEE ROASTERS IN  COM               393122106   4,034    43,400      PUT   DEFINED      1            43,400
GREEN MTN COFFEE ROASTERS IN  COM               393122106     613     6,600      PUT   SOLE         NONE          6,600
GREEN MTN COFFEE ROASTERS IN  COM               393122106   4,034    43,400      PUT   DEFINED      1            43,400
GREEN MTN COFFEE ROASTERS IN  COM               393122106     613     6,600      PUT   SOLE         NONE          6,600
HARBIN ELECTRIC INC           COM               41145W109     714    34,600      PUT   DEFINED      1            34,600
HARBIN ELECTRIC INC           COM               41145W109     112     5,400      PUT   SOLE         NONE          5,400
HARBIN ELECTRIC INC           COM               41145W109   1,580    76,500      PUT   DEFINED      1            76,500
HARBIN ELECTRIC INC           COM               41145W109     248    12,000      PUT   SOLE         NONE         12,000
HARBIN ELECTRIC INC           COM               41145W109   1,144    55,400      CALL  DEFINED      1            55,400
HARBIN ELECTRIC INC           COM               41145W109     178     8,600      CALL  SOLE         NONE          8,600
HILLTOP HOLDINGS INC          COM               432748101     311    43,186  SH        DEFINED      1            43,186
HILLTOP HOLDINGS INC          COM               432748101      49     6,814  SH        SOLE         NONE          6,814
INGRAM MICRO INC              CL A              457153104     695    43,115  SH        DEFINED      1            43,115
INGRAM MICRO INC              CL A              457153104     111     6,885  SH        SOLE         NONE          6,885
INTEROIL CORP                 COM               460951106   2,117    43,400      CALL  DEFINED      1            43,400
INTEROIL CORP                 COM               460951106     322     6,600      CALL  SOLE         NONE          6,600
INTEROIL CORP                 COM               460951106   1,814    37,200      CALL  DEFINED      1            37,200
INTEROIL CORP                 COM               460951106     278     5,700      CALL  SOLE         NONE          5,700
INTERVAL LEISURE GROUP INC    COM               46113M108     345    25,914  SH        DEFINED      1            25,914
INTERVAL LEISURE GROUP INC    COM               46113M108      54     4,086  SH        SOLE         NONE          4,086
LAS VEGAS SANDS CORP          COM               517834107     663    17,300      PUT   DEFINED      1            17,300
LAS VEGAS SANDS CORP          COM               517834107     104     2,700      PUT   SOLE         NONE          2,700
LEAP WIRELESS INTL INC        COM NEW           521863308     898   129,889  SH        DEFINED      1           129,889
LEAP WIRELESS INTL INC        COM NEW           521863308     139    20,111  SH        SOLE         NONE         20,111
LIHUA INTL INC                COM               532352101     374    86,008  SH        DEFINED      1            86,008
LIHUA INTL INC                COM               532352101      61    13,992  SH        SOLE         NONE         13,992
LIMELIGHT NETWORKS INC        COM               53261M104     101    42,893  SH        DEFINED      1            42,893
LIMELIGHT NETWORKS INC        COM               53261M104      17     7,107  SH        SOLE         NONE          7,107
LINKEDIN CORP                 COM CL A          53578A108   2,928    37,500      PUT   DEFINED      1            37,500
LINKEDIN CORP                 COM CL A          53578A108     468     6,000      PUT   SOLE         NONE          6,000
LINKEDIN CORP                 COM CL A          53578A108   2,725    34,900      PUT   DEFINED      1            34,900
LINKEDIN CORP                 COM CL A          53578A108     437     5,600      PUT   SOLE         NONE          5,600
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105     311    21,459  SH        DEFINED      1            21,459
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105      51     3,541  SH        SOLE         NONE          3,541
MERITOR INC                   COM               59001K100     306    43,385  SH        DEFINED      1            43,385
MERITOR INC                   COM               59001K100      47     6,615  SH        SOLE         NONE          6,615
MONSTER WORLDWIDE INC         COM               611742107     156    21,747  SH        DEFINED      1            21,747
MONSTER WORLDWIDE INC         COM               611742107      24     3,353  SH        SOLE         NONE          3,353
NORDION INC                   COM               65563C105     684    77,509  SH        DEFINED      1            77,509
NORDION INC                   COM               65563C105     110    12,491  SH        SOLE         NONE         12,491
REGIS CORP MINN               COM               758932107     609    43,215  SH        DEFINED      1            43,215
REGIS CORP MINN               COM               758932107      96     6,785  SH        SOLE         NONE          6,785
REPUBLIC AWYS HLDGS INC       COM               760276105     848   301,898  SH        DEFINED      1           301,898
REPUBLIC AWYS HLDGS INC       COM               760276105     135    48,102  SH        SOLE         NONE         48,102
REPUBLIC AWYS HLDGS INC       COM               760276105   1,955   695,800      CALL  DEFINED      1           695,800
REPUBLIC AWYS HLDGS INC       COM               760276105     301   107,200      CALL  SOLE         NONE        107,200
RESEARCH IN MOTION LTD        COM               760975102     877    43,220  SH        DEFINED      1            43,220
RESEARCH IN MOTION LTD        COM               760975102     138     6,780  SH        SOLE         NONE          6,780
SANOFI                        RIGHT 12/31/2020  80105N113   2,514 2,371,510  SH        DEFINED      1         2,371,510
SANOFI                        RIGHT 12/31/2020  80105N113     401   378,490  SH        SOLE         NONE        378,490
SABRA HEALTH CARE REIT INC    COM               78573L106     207    21,661  SH        DEFINED      1            21,661
SABRA HEALTH CARE REIT INC    COM               78573L106      32     3,339  SH        SOLE         NONE          3,339
SAIC INC                      COM               78390X101     510    43,184  SH        DEFINED      1            43,184
SAIC INC                      COM               78390X101      80     6,816  SH        SOLE         NONE          6,816
SMITH & WESSON HLDG CORP      COM               831756101      64    25,342  SH        DEFINED      1            25,342
SMITH & WESSON HLDG CORP      COM               831756101      10     3,936  SH        SOLE         NONE          3,936
STAR BULK CARRIERS CORP       COM               Y8162K105      70    54,499  SH        DEFINED      1            54,499
STAR BULK CARRIERS CORP       COM               Y8162K105      11     8,901  SH        SOLE         NONE          8,901
STONERIDGE INC                COM               86183P102     451    86,424  SH        DEFINED      1            86,424
STONERIDGE INC                COM               86183P102      71    13,576  SH        SOLE         NONE         13,576
SUNOCO INC                    COM               86764P109     804    25,920  SH        DEFINED      1            25,920
SUNOCO INC                    COM               86764P109     127     4,080  SH        SOLE         NONE          4,080
SUPERMEDIA INC                COM               868447103     151    97,254  SH        DEFINED      1            97,254
SUPERMEDIA INC                COM               868447103      24    15,656  SH        SOLE         NONE         15,656
TICC CAPITAL CORP             COM               87244T109     176    21,562  SH        DEFINED      1            21,562
TICC CAPITAL CORP             COM               87244T109      28     3,438  SH        SOLE         NONE          3,438
TRAVELCENTERS OF AMERICA LLC  COM               894174101     304    86,133  SH        DEFINED      1            86,133
TRAVELCENTERS OF AMERICA LLC  COM               894174101      49    13,867  SH        SOLE         NONE         13,867
UNITED STATES OIL FUND LP     UNITS             91232N108   3,955   129,700      CALL  DEFINED      1           129,700
UNITED STATES OIL FUND LP     UNITS             91232N108     619    20,300      CALL  SOLE         NONE         20,300
VISTEON CORP                  COM NEW           92839U206   1,491    34,664  SH        DEFINED      1            34,664
VISTEON CORP                  COM NEW           92839U206     229     5,336  SH        SOLE         NONE          5,336
WHIRLPOOL CORP                COM               963320106     647    12,969  SH        DEFINED      1            12,969
WHIRLPOOL CORP                COM               963320106     101     2,031  SH        SOLE         NONE          2,031











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